CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Total	OneNet	FingerRockz	Common shares and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Noncontrolling interest	Noncontrolling interest OneNet	Noncontrolling interest FingerRockz
Balance at Dec. 31, 2010	$ 215,101			$ 309,332	$ (91,739)	$ (72)	$ (2,420)
Balance (in shares) at Dec. 31, 2010				56,263
Issuance of common shares from exercise of stock options and RSUs (in shares)				79
Stock-based compensation	1,165			1,165
Share repurchase and retirement of common shares (Note 22)(in shares)	(5,600)			(5,622)
Acquisition of business		111						111
Share repurchase and retirement of common shares (Note 22)	(5,825)			(5,825)
Cumulative dividend to subsidiary preferred shares (Note 21)	(321)						(321)
NET LOSS	(71,578)				(71,212)		(366)
Other comprehensive income (loss)	14,423					14,423
Balance at Dec. 31, 2011	153,076			304,672	(162,951)	14,351	(2,996)
Balance (in shares) at Dec. 31, 2011				50,720
Stock-based compensation	179			179
Cumulative dividend to subsidiary preferred shares (Note 21)	469						469
NET LOSS	(16,117)				(15,290)		(827)
Other comprehensive income (loss)	(19,714)					(22,730)	3,016
Balance at Dec. 31, 2012	117,893			304,851	(178,241)	(8,379)	(338)
Balance (in shares) at Dec. 31, 2012				50,720
Issuance of common shares from exercise of stock options and RSUs (in shares)				3
Issuance of common shares from exercise of stock options and RSUs	2			2
Stock-based compensation	219			219
Acquisition of business			478						478
NET LOSS	(35,061)				(34,780)		(281)
Other comprehensive income (loss)	4,770					4,776	(6)
Balance at Dec. 31, 2013	$ 88,301			$ 305,072	$ (213,021)	$ (3,603)	$ (147)
Balance (in shares) at Dec. 31, 2013				50,723